Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(8)	Income Taxes

Income tax expense (benefit) attributable to income before income tax expense for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009
Current	$230	612	(112)
Deferred	280	(304)	212

Total income tax expense	$510	308	100

Reported income tax expense for the years ended December 31, 2011, 2010 and 2009 differed from the amounts computed by applying the U.S. Federal income tax rate of 34% to income before income tax expense as a result of the following:

	2011	2010	2009
Computed "expected" income tax expense	$535	338	154
Increase (reduction) in income tax expense resulting from:
Tax-exempt interest	(61)	(39)	(71)
Disallowance of interest expense	5	4	7
Other, net	31	5	10

Reported income tax expense	$510	308	100

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Loans, principally due to allowance for loan losses	$957	1,066
Defined benefit plan valuation adjustments	868	419
Loans, due to unearned fees, net	19	23
Other	132	295

Total gross deferred tax assets	1,976	1,803

Deferred tax liabilities:
Bank premises and equipment, due to differences in depreciation	(223)	(244)
Accrued pension, due to actual pension contributions in excess of accrual for financial reporting purposes	(17)	—
Net unrealized gains on available-for-sale securities	(131)	(34)
Other	(184)	(176)

Total gross deferred tax liabilities	(555)	(454)

Net deferred tax asset, included in other assets	$1,421	1,349

The Bank has determined that a valuation allowance for the gross deferred tax assets is not necessary at December 31, 2011, 2010 and 2009, since realization of the entire gross deferred tax assets can be supported by the amounts of taxes paid during the carryback periods available under current tax laws.

The Company adopted the provisions of ASC topic, Income Taxes, on January 1, 2007 with no impact on the financial statements. The Company did not recognize any interest or penalties related to income tax during the years ended December 31, 2010 and 2011, and did not accrue any interest or penalties as of December 31, 2010 or 2011. The Company does not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law. Tax returns for all years 2008 and thereafter are subject to future examination by tax authorities.